UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Apis Capital Advisors, LLC
           ------------------------------------
Address:   53 Forest Avenue, Suite 103
           ------------------------------------
           Old Greenwich, CT 06870
           ------------------------------------

Form 13F File Number: 028-13123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Petros L. Tsirigotis
           ------------------------------------
Title:     Chief Operating Officer
           ------------------------------------
Phone:     203-409-6303
           ------------------------------------

Signature, Place, and Date of Signing:

/s/ Petros L. Tsirigotis           Old Greenwich, CT             11/14/08
-----------------------------    ---------------------     --------------------
       [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                         ------------
Form 13F Information Table Entry Total:      13
                                         ------------
Form 13F Information Table Value Total:  $ 136,534.27
                                         ------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

                                                           Value       Shares/   SH/  PUT/  Investment   Other    Voting Authority
Security               SECURITY_TYP    ID_CUSIP           x 1000     PRN Amount  PRN  CALL  Discretion  Managers  Sole  Shares  None
--------------------   -------------   --------------   -----------  ----------  ---  ----  ----------  --------  ----  ------  ----
ACORDA
 THERAPEUTICS INC      Common Stock    00484M106        $  4,521.13     189,565  SH            Yes         No      X

AGCO CORP              Common Stock    001084102        $ 10,814.42     253,800  SH            Yes         No      X

ALEXION
 PHARMACEUTICALS INC   Common Stock    015351109        $ 20,496.21     521,532  SH            Yes         No      X

ALEXION                                #N/A Field
 PHARMACEUTICALS INC   Equity Option   Not Applicable   $  1,696.92      90,200  SH   Call     Yes         No      X

SPDR GOLD TRUST        ETF             78463V107        $ 33,551.10     394,394  SH            Yes         No      X

GRAFTECH
 INTERNATIONAL LTD     Common Stock    384313102        $ 15,006.84     993,173  SH            Yes         No      X

KHD HUMBOLDT
 WEDAG INTERNATI       Common Stock    482462108        $ 21,304.61   1,110,772  SH            Yes         No      X

ONYX PHARMACEUTICALS
 INC                   Common Stock    683399109        $  6,074.59     167,899  SH            Yes         No      X

PILGRIM'S PRIDE CORP   Common Stock    721467108        $    723.07     290,390  SH            Yes         No      X

POTASH CORP OF
 SASKATCHEWAN          Common Stock    73755L107        $  8,383.91      64,400  SH            Yes         No      X

SHANDA INTERACTIVE
 -SPON ADR             ADR             81941Q203        $  4,816.18     188,500  SH            Yes         No      X

UNITED THERAPEUTICS
 CORP                  Common Stock    91307C102        $  8,135.95      77,360  SH            Yes         No      X

UNITED THERAPEUTICS                    #N/A Field
 CORP                  Equity Option   Not Applicable   $  1,009.36      29,600  SH   Call     Yes         No      X
